UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         Oct. 18, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         51
Form 13F Information Table Value Total:   $264,071
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                   TITLE
                                     OF              VALUE     SHRS OR             INVESTMENT         VOTING AUTHORITY
NAME OF ISSUER                     CLASS     CUSIP   (X$100    PRN AMT    SH/ PRN  DISCRETION   SOLE   SHARED   NONE
BERKSHIRE HATHAWAY                  COM   084670108   13,820         111   SH        SOLE                         111
INTERNATIONAL BUSINESS MACHINE      COM   459200101   11,398      84,970   SH        SOLE                      84,970
ROYAL DUTCH SHELL PLC - ADR A       ADR   780259206   10,545     174,880   SH        SOLE                     174,880
PEPSICO INCORPORATED                COM   713448108   10,539     158,630   SH        SOLE                     158,630
SCHLUMBERGER LTD                    COM   806857108    9,795     158,990   SH        SOLE                     158,990
UNION PACIFIC CORPORATION           COM   907818108    9,710     118,700   SH        SOLE                     118,700
CATERPILLAR TRACTOR CO              COM   149123101    9,489     120,600   SH        SOLE                     120,600
BHP BILLITON LTD - SPON ADR         ADR   088606108    8,932     117,040   SH        SOLE                     117,040
3M COMPANY                          COM   88579Y101    8,862     102,200   SH        SOLE                     102,200
EMERSON ELECTRIC CO                 COM   291011104    7,961     151,170   SH        SOLE                     151,170
ORACLE CORP                         COM   68389X105    7,662     285,380   SH        SOLE                     285,380
PROCTER & GAMBLE CO                 COM   742718109    7,448     124,190   SH        SOLE                     124,190
EXXON MOBIL CORPORATION             COM   30231G102    6,739     109,062   SH        SOLE                     109,062
PRAXAIR INC                         COM   74005P104    6,620      73,340   SH        SOLE                      73,340
WAL-MART STORES                     COM   931142103    6,419     119,942   SH        SOLE                     119,942
HOSPIRA INC                         COM   441060100    5,952     104,400   SH        SOLE                     104,400
PHILIP MORRIS INTERNATIONAL         COM   718172109    5,470      97,650   SH        SOLE                      97,650
ILLINOIS TOOL WORKS                 COM   452308109    5,451     115,920   SH        SOLE                     115,920
JM SMUCKER CO                       COM   832696405    5,140      84,920   SH        SOLE                      84,920
CISCO SYSTEMS INC                   COM   17275R102    5,138     234,600   SH        SOLE                     234,600
HEWLETT-PACKARD CO.                 COM   428236103    5,134     122,040   SH        SOLE                     122,040
GENERAL ELECTRIC COMPANY            COM   369604103    5,034     309,790   SH        SOLE                     309,790
AVON PRODUCTS                       COM   054303102    5,015     156,180   SH        SOLE                     156,180
AMETEK INC                          COM   031100100    4,699      98,360   SH        SOLE                      98,360
COVIDIEN LTD                        COM   G2554F105    4,616     114,850   SH        SOLE                     114,850
PFIZER INC                          COM   717081103    4,482     261,010   SH        SOLE                     261,010
HSBC HOLDINGS PLC-SPONS ADR         ADR   404280406    4,476      88,470   SH        SOLE                      88,470
MEDCO HEALTH SOLUTIONS INC          COM   58405U102    4,166      80,030   SH        SOLE                      80,030
VISA INC/A                          COM   92826C839    4,063      54,710   SH        SOLE                      54,710
ABBOTT LABS                         COM   002824100    3,970      76,000   SH        SOLE                      76,000
FRANKLIN RESOURCES                  COM   354613101    3,941      36,870   SH        SOLE                      36,870
INTEL CORP                          COM   458140100    3,876     201,850   SH        SOLE                     201,850
TARGET CORP                         COM   87612E106    3,818      71,450   SH        SOLE                      71,450
MERCK & CO.                         COM   58933Y105    3,714     100,900   SH        SOLE                     100,900
LOWE'S CORP                         COM   548661107    3,631     162,900   SH        SOLE                     162,900
MEAD JOHNSON NUTRITION CO           COM   582839106    3,614      63,500   SH        SOLE                      63,500
YUM BRANDS INC                      COM   988498101    3,531      76,670   SH        SOLE                      76,670
ENBRIDGE INC.                       COM   29250N105    2,853      54,560   SH        SOLE                      54,560
KOHL'S CORP                         COM   500255104    2,818      53,500   SH        SOLE                      53,500
CME GROUP INC                       COM   12572Q105    2,740      10,520   SH        SOLE                      10,520
FLOWSERVE CORP                      COM   34354P105    2,610      23,850   SH        SOLE                      23,850
SPECTRA ENERGY CORP                 COM   847560109    2,461     109,120   SH        SOLE                     109,120
WEATHERFORD INTERNATIONAL           COM   H27013103    2,404     140,600   SH        SOLE                     140,600
TRANSOCEAN LTD                      COM   H8817H100    2,400      37,330   SH        SOLE                      37,330
ITC HOLDINGS CORP                   COM   465685105    2,242      36,010   SH        SOLE                      36,010
BP P.L.C.                           COM   055622104    2,141      52,000   SH        SOLE                      52,000
NALCO HOLDINGS CO                   COM   62985Q101    2,070      82,100   SH        SOLE                      82,100
DEVRY INC                           COM   251893103    1,791      36,400   SH        SOLE                      36,400
ALERE INC                           COM   01449J105    1,736      56,140   SH        SOLE                      56,140
VERISK ANALYTICS                    COM   92345Y106      496      17,700   SH        SOLE                      17,700
BERKSHIRE HATHAWAY INC-CL B         COM   084670702      440       5,320   SH        SOLE                       5,320

GRAND TOTALS                                         264,071   5,327,425
